Income Taxes - Components of deferred tax assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2019 USD ($)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2019 CNY (¥)
Non-current deferred tax assets:
Tax loss carry forward	$ 19,437	¥ 114,777	¥ 139,060
Accrued expenses and other payables	11,882	60,752	85,007
Unrecognized financing expenses of long-term payable	179		1,281
Others	2,338	2,234	16,725
Less: valuation allowance	(18,316)	(116,979)	(131,040)
Non-current deferred tax assets, net	15,520	60,784	111,033
Non-current deferred tax liabilities:
Intangible assets	(5,956)	(28,095)	(42,609)
Unrealized gain on investments	(2,617)	(14,465)	(18,724)
Capitalization of bonus	1,538		11,003
Fair value changes on private equity investments	431		3,081
Accelerated depreciation of fixed assets	(1,144)	(4,297)	(8,186)
Equity in gain of unconsolidated investees	(162)		(1,160)
Others	(32)		(232)
Non-current deferred tax liabilities, net	(11,880)	(46,857)	(84,995)
Deferred tax assets, net	$ 3,640	¥ 13,927	26,038
Cumulative loss period for recording valuation allowance	3 years	3 years
Taxable losses can be carried forward	$ 80,669		577,129
Undistributed earnings	$ 166,688		¥ 1,192,533